Condensed Financial Information of Registrant (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of Registrant [Abstract]
Schedule of Condensed balance sheets
	December 31, 2024	December 31, 2023
Assets
Assets:
Cash and cash equivalents	$1,033	$1,147
Investment in consolidated subsidiaries	1,095,523	2,002,325
Other assets	19,903	52,153
Total assets	$1,116,459	$2,055,625

Liabilities and Stockholders’ Equity (Deficit)
Liabilities:
Accounts payable, accrued expenses and other liabilities	$71,539	$77,558
Dividends payable	2,534	18,929
Senior notes payable, net	1,530,561	1,668,021
Total liabilities	1,604,634	1,764,508
Total stockholders’ equity (deficit)	(488,175)	291,117
Total liabilities and stockholders’ equity (deficit)	$1,116,459	$2,055,625

Schedule of Condensed statements of operations
	Year Ended December 31,
	2024	2023
Revenues	$3,642	$17,066
Operating expenses:
Selling, general and administrative expenses	48,896	40,053
Total operating expenses	48,896	40,053
Operating loss	(45,254)	(22,987)
Other income (expense):
Interest and dividend income	7	201
Interest expense	(92,657)	(103,212)
Gain on sale of discontinued operations	2,277	—
Gain on extinguishment of debt	120	—
Loss before income taxes	(135,507)	(125,998)
(Provision for) benefit from income taxes	(54,636)	32,192
Loss before income in equity investees	(190,143)	(93,806)
Equity in loss of subsidiaries	(574,131)	(6,104)
Net loss	(764,274)	(99,910)
Other comprehensive (loss) income	(6,798)	2,699
Comprehensive loss	$(771,072)	$(97,211)

Schedule of Condensed statements of cash flows
	Year Ended December 31,
	2024	2023
Cash flows from operating activities:
Net loss	$(764,274)	$(99,910)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in net loss of subsidiaries	574,131	6,104
Share-based compensation	7,746	16,241
Non-cash interest and other	4,162	5,228
Depreciation and amortization	382	606
Gain on extinguishment of debt	(120)	—
Change in operating assets and liabilities:
Other assets	102,225	7,994
Accounts payable, accrued expenses and other liabilities	(3,486)	22,562
Other liabilities	(2,533)	(2,268)
Net cash used in operating activities	(81,767)	(43,443)
Cash flows from investing activities:
Contributions to subsidiaries	(7,500)	(392,984)
Distributions from subsidiaries	274,000	580,000
Net cash provided by investing activities	266,500	187,016
Cash flows from financing activities:
Proceeds from issuance of senior notes	—	185
Redemption of senior notes	(140,491)	(58,924)
Payment of debt issuance and offering costs	—	(714)
ESPP and payment of employment taxes on vesting of restricted stock	(3,218)	(7,591)
Common dividends paid	(33,731)	(141,099)
Preferred dividends paid	(8,060)	(8,057)
Repurchase of common stock	—	(69,479)
Proceeds from issuance of common stock	—	115,000
Proceeds from issuance of preferred stock	—	467
Proceeds from exercise of warrants	653	—
Net cash used in financing activities	(184,847)	(170,212)
Decrease in cash, cash equivalents and restricted cash	(114)	(26,639)
Cash, cash equivalents and restricted cash, beginning of year	1,147	27,786
Cash, cash equivalents and restricted cash, end of year	$1,033	$1,147